Long-Term Debt, net - Additional Information (Details)				1 Months Ended	3 Months Ended		6 Months Ended
	May 12, 2022 USD ($)	Apr. 12, 2021 USD ($)	Feb. 11, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Deferred bond issuance costs				$ 23,400,000	$ 23,400,000		$ 23,400,000		$ 28,400,000
Remaining borrowing availability				0	0		$ 0
Number of vessels excluding sale and lease back arrangement | item							54
Carrying value of vessels				$ 1,852,200,000	1,852,200,000		$ 1,852,200,000
Early repaid amount							383,125,000	$ 1,295,025,000
Gain on debt extinguishment		$ 111,600,000			$ 22,939,000	$ 111,616,000	22,939,000	111,616,000
Incurred interest expense							13,600,000
Interest expense capitalized							700,000	$ 0
Interest expense incurred							$ 14,300,000
TEU sister vessels
Line of Credit Facility [Line Items]
TEU | item				5,466	5,466		5,466
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility	$ 815,000,000			$ 815,000,000	$ 815,000,000		$ 815,000,000
Amount of quarterly instalment	12,900,000
Balloon payment at maturity	309,000,000.0
Long-term debt				$ 463,500,000	$ 463,500,000		$ 463,500,000		774,250,000
Minimum percentage of fair market value of collateral vessels required to cover loan value				120.00%	120.00%		120.00%
Minimum liquidity				$ 30,000,000.0	$ 30,000,000.0		$ 30,000,000.0
Maximum leverage ratio				6.5	6.5		6.5
Minimum interest coverage ratio				2.5	2.5		2.5
Early repaid amount	270,000,000.0
Senior unsecured notes
Line of Credit Facility [Line Items]
Fixed interest rate (as a percent)			8.50%
Percent of equity offering proceeds within 90 days after the equity offering closing			108.50%
Deferred bond issuance costs			$ 9,000,000.0
Long-term debt			$ 300,000,000.0	$ 300,000,000	$ 300,000,000		$ 300,000,000		300,000,000
Senior unsecured notes | March 1, 2024
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			104.25%
Senior unsecured notes | March 1, 2025
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			102.125%
Senior unsecured notes | March 1, 2026
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			100.00%
Senior unsecured notes | Maximum
Line of Credit Facility [Line Items]
Redemption price (as percent)			35.00%
Macquarie Bank $58 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				58,000,000	58,000,000		58,000,000
Long-term debt									45,600,000
Early repaid amount	43,000,000.0
Eurobank $30.0 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				30,000,000.0	30,000,000.0		30,000,000.0
Long-term debt									21,375,000
Early repaid amount	20,600,000
SinoPac $13.3 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				13,300,000	13,300,000		13,300,000
Long-term debt									$ 10,800,000
Early repaid amount	$ 9,800,000
BNP Paribas/Credit Agricole $130 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				130,000,000	130,000,000		130,000,000
Amount of quarterly instalment				$ 5,000,000.0
Spread on variable rate				2.16%
Long-term debt				$ 130,000,000	$ 130,000,000		$ 130,000,000
Minimum percentage of fair market value of collateral vessels required to cover loan value				125.00%	125.00%		125.00%
Early repaid amount				$ 130,000,000.0
BNP Paribas/Credit Agricole $130 mil. Facility | TEU sister vessels
Line of Credit Facility [Line Items]
Amount of quarterly instalment				1,900,000
Balloon payment at maturity				$ 67,200,000	$ 67,200,000		$ 67,200,000